TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Current:
Domestic (Israel)	$ 282	$ 371	$ 570
Foreign (United States)	287	213	(611)
Total current	569	584	(41)
Deferred:
Domestic (Israel)	119	218	46
Foreign (United States)	1,481	(1,038)	(4,108)
Total deferred	1,600	(820)	(4,062)
Previous Years:
Domestic (Israel)	(45)	(126)	(50)
Foreign (United States)	(38)	46
Total previous years	(83)	(80)	(50)
Taxes on income (tax benefit) as reported in the statements of income (loss)	$ 2,086	$ (316)	$ (4,153)